Trade and Other Receivables - Disclosure of Trade and Other Receivables (Details) - ZAR (R) R in Millions	Jun. 30, 2019	Jun. 30, 2018
Financial assets
Trade receivables	R 610	R 605
Interest and other receivables	7	7
Employee receivables	10	14
Non-financial assets
Prepayments	67	76
Value added tax	281	316
Income and mining taxes	89	121
Total trade and other receivables	1,064	1,139
Loss allowance
Financial assets
Trade receivables	(68)	(60)
Trade receivables (metals) | Gross
Financial assets
Trade receivables	448	542
Other trade receivables | Gross
Financial assets
Trade receivables	R 230	R 123